Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Details)	Dec. 31, 2018 USD ($)
Disclosure Of Accounting Judgements And Estimates [Abstract]
Deferred tax assets recognized on tax losses	$ 0